Income Tax And Social Contribution	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income Tax And Social Contribution
18	Income tax and social contribution
As an exempted company incorporated in the Cayman Islands, Vinci Partners Ltd is subject to Cayman Islands laws, which currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty or withholding tax applicable to us.
Vinci Partners Ltd subsidiaries, except for Vinci Partners Ltda, Vinci Capital Gestora Ltda and Vinci Equities Gestora de Recursos Ltda are taxed based on the deemed profit. Vinci Equities was taxed on deemed profit until 2020 and changed to profit regime since January 1st, 2021.
Vinci has tax losses and negative basis resulting from previous years and deferred income tax and social contribution credits are recognized since there is expectation of future tax results for these companies. The tax credit arising from the tax loss and negative basis under the taxable profit regime on December 31, 2021 is R$ 2,494 (R$ 2,769 on December 31, 2020).
No foreign subsidiaries presented net income for taxation of income and social contribution taxes in 2021, 2020 and 2019.
The income tax and social contribution charge on the results for the year can be summarized as follows:

	2021	2020	2019

Current income tax	(41,510)	(11,462)	(23,738)
Current social contribution	(15,260)	(31,204)	(8,621)

	(56,770)	(42,666)	(32,359)

Deferred income tax	5,546	(206)	(3,033)
Deferred social contribution	1,997	(574)	(1,091)

	7,543	(780)	(4,124)

Deferred tax balances

	12/31/2021	12/31/2020

Deferred tax assets

Tax losses	2,494	2,769

Leases	2,476	1,799

Total	4,970	4,568

Deferred tax liabilities

Financial revenue	(1,815)	(7,842)

Estimated revenue	(2,107)	(2,997)

Leases	—	(224)

Total Income Tax	(3,922)	(11,063)

Estimated revenue	(1,094)	(1,557)

Total (Taxes and contribution)	(1,094)	(1,557)

Total deferred tax liabilities	(5,016)	(12,620)

Movements	Tax losses	Leases	Total

Deferred tax assets

As at December 31, 2019	1,161	1,046	2,207

to profit and loss	1,608	753	2,361

As at December 31, 2020	2,769	1,799	4,568

to profit and loss	(275)	677	402

As at December 31, 2021	2,494	2,476	4,970

Movements	Financial Revenue	Estimated Revenue	Leases	Total

Deferred tax liabilities
As at December 31, 2019	(5,731)	(2,816)	(336)	(8,883)

to profit and loss	(2,111)	(1,738)	112	(3,737)

As at December 31, 2020	(7,842)	(4,554)	(224)	(12,620)

to profit and loss	6,027	1,353	224	7,604

As at December 31, 2021	(1,815)	(3,201)	—	(5,016)

(a)	Tax effective rate

	2021	2020	2019

Profit (loss) before income taxes	257,842	212,600	192,115
Combined statutory income taxes rate - %	34%	34%	34%

Income tax benefit (expense) at statutory rates	(87,666)	(72,284)	(65,319)
Reconciliation adjustments:
Expenses not deductible	(392)	(93)	(323)
Tax loss compensation	—	—	361
Tax loss accrual	—	—	1,161
Tax benefits	825	440	—
Share based payments	(371)	—	—
Effect of presumed profit of subsidiaries (i)	38,279	28,435	27,812

Other additions (exclusions), net	98	56	(175)

Income taxes expenses	(49,227)	(43,446)	(36,483)
Current	(56,770)	(42,666)	(32,360)
Deferred	7,543	(780)	(4,123)

Effective rate	19%	20%	19%

(i)
Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Entity’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.